As filed with the Securities and Exchange Commission
on July 16, 1998
------------------------------------------------------
-----------------------
Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 49

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 51

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
_____	immediately upon filing pursuant to Paragraph
(b)
___	On (date) pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)
(1)
_____	On (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)
(2)
XXX	On September 30, 1998 pursuant to paragraph (a)(2) of rule
485

If appropriate, check the following box:

_____	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

SMITH BARNEY INVESTMENT FUNDS INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY INVESTMENT FUNDS INC.

FORM  N-1A CROSS REFERENCE SHEET

PURSUANT TO RULE 485(a) Under the Securities Act of
1933, as amended

Part A
Item No.					Prospectus Caption

1. Cover Page 				Cover Page

2. Synopsis 				Prospectus Summary

3. Condensed Financial Highlights	Financial
Highlights Information

4. General Description
of Registrant 			Cover Page;
						Prospectus Summary
						Investment
Objective and
						Management
Policies;
Additional
Information

5. Management of the Fund		Management of the
Fund and the Company;
						Distributor;
Additional
Information;
						Annual Report

6. Capital Stock and Other		Investment
Objective and
    Securities				Management
Policies;
Dividends,
Distributions and
Taxes; Additional
Information

7. Purchase of Securities
Being Offered			Valuation of
Shares;
Purchase of
Shares;
						Exchange
Privilege;
Redemption of
Shares;
						Minimum Account
Size;
Distributor;
Additional
Information

8. Redemption
or Purchase of Shares; 			Redemption of
Shares;
Exchange Privilege

9. Pending Legal Proceedings		Not Applicable

Part B
Item No. and Caption			Statement of
Additional Information Caption

10 Cover Page				Cover page

11. Table of Contents			Contents

12. General Information
 and History Distributor;		Additional
Information

13. Investment Objectives
and Policies 				Investment
Objectives
Management and
Policies

14. Management of the Fund		Management of the
Company; Distributor

15. Control Persons and 		Principal
Management of the Company
Holders of Securities

16. Investment Advisory
and Other Services			Management of the
Company;
						Distributor

17. Brokerage Allocation and 		Investment
Objective and
Other Services				Management
Policies; Distributor

18. Capital Stock and Other 		Investment
Objective and
Securities 					Management
Policies;
Purchase of
Shares;
						Redemption of
Shares;
Taxes

19. Purchase, Redemption and		Purchase of
Shares;
Pricing of  Securities Being		Redemption of
Shares
Offered					Valuation of
Shares;
Distributor;
Exchange Privilege

20. Tax Status				Taxes

21. Underwriters				see Prospectus
"Purchase of Shares"
22. Calculations of Performance 	Performance Data

23. Financial Statements		Financial
Statements

SMITH BARNEY INVESTMENT FUNDS
PART A

P R O S P E C T U S

                                                                    SMITH BARNEY
                                                                       Small Cap
                                                                          Growth
                                                                            Fund
                                                              SEPTEMBER 30, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO Smith Barney Mutual Funds
     INVESTING FOR YOUR FUTURE.
     EVERY DAY.

PROSPECTUS                                                  SEPTEMBER 30, 1998


Smith Barney
Small Cap Growth Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

  Smith Barney Small Cap Growth Fund (the "Fund") is a mutual fund that seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in the equity securities of smaller capitalized companies (companies with market capitalizations of $1.4 billion or less at the time of investment).

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Investment Funds Inc. (the "Com-pany"). The Company is an open-end management investment company commonly referred to as a mutual fund.

  The initial subscription period for shares is scheduled to end on [   ]
1998, (the "Subscription Period"). After the expiration of the Subscription Period or a limited continuous offering period, the Fund will suspend the offering of shares to the public. A continuous offering of shares is expected
to commence on or about [   ] 1998. See "Purchase of Shares."

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Shares of the other Funds offered by the Company are described in separate prospectuses that may be obtained by calling the Company at 1-800-451-2010.

  Additional information about the Fund is contained in a Statement of Addi-tional Information, (the "SAI") dated September 30, 1998, as amended or sup-plemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorpo-rated by reference into this Prospectus in its entirety.

CFBDS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            11
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             11
-------------------------------------------------
PURCHASE OF SHARES                             13
-------------------------------------------------
EXCHANGE PRIVILEGE                             23
-------------------------------------------------
REDEMPTION OF SHARES                           26
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           28
-------------------------------------------------
PERFORMANCE                                    29
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         29
-------------------------------------------------
DISTRIBUTION                                   30
-------------------------------------------------
ADDITIONAL INFORMATION                         31
-------------------------------------------------
APPENDIX A                                    A-1

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified, management invest-ment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in the equity securities of smaller capitalized companies (companies with mar-ket capitalizations of $[1.6] billion or less at the time of investment). See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00%. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class L shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class L shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, Class L shares which have a lower upfront sales charge but are sub-ject to higher distribution fees than Class A shares, are suitable for invest-ors who are not investing or intending to invest an amount which would receive a substantive sales charge discount and who have a short-term or undetermined time frame.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature and therefore are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in Smith Barney Mutual Funds listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class L shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.
  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on certain Class A shares, the Class B and Class L shares is the same as that of an initial sales charge.
  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.
SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class L shares are available as investment alternatives under both of these programs. See "Purchase of Shares--Smith Bar-ney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney during the Initial Subscription Period. During the con-tinuous offering period, shares may also be purchased through a brokerage account maintained with Smith Barney, a broker that clears securities transac-tions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or any other investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's trans-fer agent, First Data Investors Services Group, Inc. ("First Data" or "Transfer Agent"). See "Purchase of Shares." The initial subscription period for shares
is scheduled to end on [    ], 1998, (the "Subscription Period"). After the
expiration of the Subscription Period or a limited continuous offering period, the Fund will suspend the offering of shares to the public. A continuous offer-
ing of shares is expected to commence on or about [    ], 1998. See "Purchase
of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subse-quent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN During the continuous offering period, the Fund offers shareholders a Systematic Investment Plan under which they may autho-rize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC" or the "Manager"), formerly known as Smith Barney Mutual Funds Management Inc., serves as the Fund's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc, ("Holdings") formerly known as Smith Barney Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Company and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The value of the Fund's invest-ments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the finan-cial condition and prospects of issuers in which the Fund invests. The Fund may invest in foreign securities, though management intends to limit such investments to 25% of the Fund's assets. Foreign investments may include addi-tional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's estimated operating expenses:

  SMITH BARNEY
  SMALL CAP GROWTH FUND                        CLASS A CLASS B  CLASS L CLASS Y
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
     (as a percentage of offering price)         5.00%  None     1.00%   None
    Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever
     is lower)                                  None*   5.00%    1.00%   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                             [   %]  [   %]   [   %]  [   %]
    12b-1 fees**                                0.25    1.00     1.00    None
    Other expenses***                           [   ]   [   ]    [   ]   [   ]
-------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                 [   %]  [    %]  [   %]  [   %]
-------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").
 *** "Other Expenses" have been estimated based on expenses the Fund expects to incur during its fiscal year ending August 31, 1999.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class L and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. For Class B and Class L shares, Smith Barney receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of each respective Class, consisting of a 0.75% dis-tribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Company and the Fund."

  SMITH BARNEY
  SMALL CAP GROWTH FUND                                         1 YEAR 3 YEARS
------------------------------------------------------------------------------
  An investor would pay the following expenses on a $1,000
  investment, assuming (1) 5.00% annual return and (2) redemp-
  tion at the end of each time period:
    Class A....................................................  $
    Class B....................................................
    Class L....................................................
    Class Y....................................................
  An investor would pay the following expenses on the same
  investment, assuming the same annual return and no redemp-
  tion:
    Class A....................................................  $
    Class B....................................................
    Class L....................................................
    Class Y....................................................
------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Fund's investment objective is long-term growth of capital. This invest-ment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of smaller capital-ized companies (companies with market capitalizations of $1.4 billion or less at the time of investment). Companies whose capitalization falls outside this range after purchase continue to be considered smaller capitalized compa-nies for purposes of the 65% policy. Investments in smaller capitalized compa-nies may offer greater opportunities for growth of capital than larger, more established companies, but may also involve certain risks because smaller cap-italized companies often have limited market or financial resources and may be dependent on one or two people for management. In addition, small capitalized companies may be subject to a limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

  In selecting the Fund's equity investments, the Manager seeks to identify companies that exhibit growth attributes. When selecting stocks with growth potential, the Manager will evaluate the specific financial characteristics of the issuer such as historical and forecasted earnings growth, sales growth, profitability and return on equity. In addition, the Manager may utilize an active quantitative investment strategy for a portion of the Fund. This por-tion will provide added diversification and, in addition, will select securi-ties using a proprietary technique that are believed to have a high probabil-ity of outperforming their respective industry or sector. In identifying these securities, the Fund's portfolio manager is supported by a quantitatively ori-ented investment team.

  The Fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. It is the policy of the Fund to be as fully invested in equity securities as practicable at all times. Under certain cir-cumstances, the Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such propor-tions as, in the opinion of management, prevailing market or economic condi-tions warrant.

  Consistent with its investment objective and policies described above, the Fund may invest up to 25% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis; enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; and enter into interest rate futures contracts, stock index futures contracts and related options.

  The different types of securities and investment techniques used by the Fund all involve risks of varying degrees. For example, with respect to common stock, there can be no assurance of capital appreciation, and there is a risk of market decline. With respect to debt securities, including money market instruments, there is the risk that the issuer of a security may not be able to meet its obligation to make scheduled interest or principal payments. See Appendix A for a more complete discussion of certain of these securities and investment techniques and the associated risks.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  Transactions on behalf of the Fund are allocated to various brokers and deal-ers by the Manager in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, brokers and dealers, including Smith Barney, may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms.

  The Fund cannot accurately predict its portfolio turnover rate, but antici-pates that its annual turnover normally will not exceed 150%. An annual turn-over rate of 100% would occur if all of the securities held by the Fund were replaced once during a period of one year. The Manager will not consider turn-over rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies.

  Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders who hold their shares in bro-kerage accounts maintained with Smith Barney Inc. ("Smith Barney"), depend on the smooth functioning of their computer systems. Many computer software sys-tems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's cus-todian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that inter-action with other non-complying computer systems will not impair Fund services at that time.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Company's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
  The Fund's policy is to distribute dividends from net investment income and net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant or their financial consultant, Introduc-ing Broker or dealer in the selling group. Shareholders whose accounts are held directly by First Data should notify First Data in writing, requesting a change to this reinvest option.

  The per share amounts of dividends from net investment income on Classes B and L may be lower than that of Classes A and Y, mainly as a result of the distribution fees applicable to Class B and L shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of Fund shares (A, B, L and Y).

 TAXES
  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders. Please refer to the SAI for further discus-sion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax implications to consid-er. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund will be treated as a separate entity of the Company for Federal Income Tax purposes. The Fund intends to qualify under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the share-holder's federal income tax return.

PURCHASE OF SHARES


 GENERAL
  The Fund currently offers four Classes of shares. Class A shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class L shares are sold to investors with an initial sales charge and are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to invest-ors investing a minimum of $15,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum purchase amount). See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

 INITIAL SUBSCRIPTION PERIOD
  During the Initial Subscription Period, subscriptions for shares must be made through a brokerage account maintained with Smith Barney. Shares of the Fund subscribed for during the Subscription Period for which the Fund accepts purchase orders will be issued and sold by the Fund on the third business day after the end of the Subscription Period (the "Purchase Date"). Also on the Purchase Date, shareholders of other funds of the Smith Barney Mutual Funds will be able to exchange shares of such funds for shares of the Fund. On the Purchase Date, the Fund will issue shares for which it has received and accepted subscriptions and commence operations.

  The Fund is offering its Class A shares to the public at a maximum purchase
price per share of $[   ], which equals the Class A share initial net asset
value per share of $[ ] plus the maximum sales charge set forth below under "Continuous Offerings". The Fund is offering its Class B, Class L and Class Y shares to the public at each Class' respective initial net asset value per
share of $[   ].

  The Fund may in its discretion determine to withdraw the offering without notice for any reason before the end of the Subscription Period. The Fund also reserves the right to refuse any order in whole or in part.

 CONTINUOUS OFFERINGS

  The Fund will suspend the offering of shares to the public immediately after the expiration of the Subscription Period or within three weeks thereafter. During the three-week period, the Fund will commence a limited continuous offering of shares to the public. Once the Fund suspends the offering of shares to the public (the "Closing Period"), it is expected to do so for 30 days. This period may be lengthened or shortened in the absolute discretion of the Fund. During the Closing Period, the Fund will invest the proceeds from its Subscription Period and its continuous offering, if any, and existing shareholders of the Fund may request redemptions, purchase additional shares and exchange shares of the Fund for shares of certain other funds of the Smith Barney Mutual Funds. See "Exchange Privilege." Immediately after the expira-tion of the Closing Period, the Fund expects to commence a continuous offering of shares.

  During the continuous offering, shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through an Introducing Broker or any other investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class L shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subse-quent investment requirement for all Classes is $25. For shareholders purchas-ing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares purchased by employees of Travelers and its subsidiaries, including Smith Barney, Direc-tors or Trustees of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent. Share certificates are issued only upon a share-holder's written request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized, through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------      DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $ 25,000          5.00%          5.26%             4.50%
  $ 25,000 -  49,999          4.00           4.17              3.60
    50,000 -  99,999          3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000   and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A Shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS
  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and of any of the Smith Barney Mutual Funds or other Travelers affiliated funds (including retired Board mem-bers and employees); the immediate families of such persons (including the sur-viving spouse of a deceased Board Member or employee); and to a pension, prof-it-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such com-pany with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Con-sultant (for a period up to 90 days from the commencement of the Financial Con-sultant's employment with

Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was spon-sored by the Financial Consultant's prior employer, (ii) was sold to the cli-ent by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge, and who wish to reinvest their redemption pro-ceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge);
(g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) purchases by investors participating in a Smith Barney fee-based arrangement; and (i) purchases of Class A Shares by Section 403(b) or 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of the Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain require-ments. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursu-ant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its pub-lications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen (13) months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares pur4 chased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVES
  "CDSC Shares" are sold at the net asset value next determined without an ini-tial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. CDSC Shares are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Pur-chase Arrangements--Class B Shares Conversion Feature." The length of time that CDSC Shares acquired through an exchange have been held will be calcu-lated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemp-tion. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her invest-ment. Assuming at the time of the redemption the net asset value had appreci-ated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain cir-cumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  Each Fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class L Shares. Class L shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Partic-ipating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program that has not previ-ously qualified for an exchange into Class A shares will be offered the oppor-tunity to exchange all of its Class L shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the Par-ticipating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Fund but instead may acquire Class A shares of the Fund. Any Class L shares not converted will continue to be sub-ject to the distribution fee.

  Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds
    Concert Peachtree Growth Fund
    Concert Social Awareness Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Balanced Fund
    Smith Barney Contrarian Fund
    Smith Barney Convertible Fund
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Large Cap Blend Fund
    Smith Barney Large Capitalization Growth Fund
    Smith Barney Mid Cap Blend Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Premium Total Return Fund
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Small Cap Value Fund
    Smith Barney Special Equities Fund

  Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    +++Smith Barney Funds, Inc.--Short-Term High Grade Bond Fund
    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund

    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global-International Funds
    Smith Barney Hansberger Global Small Cap Value Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio Smith Barney Concert Allocation Series Inc.--Global Portfolio
    Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------
  * Available for exchange with Class A, Class L and Class Y shares of the
    Fund.
 ** Available for exchange with Class A and Class B shares of the Fund. ***Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class L shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class L shares of the Fund through the Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class L shares of this Fund.
+++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

  Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

  A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trad-ing on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), in extraordi-nary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the share-holder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Small Cap Growth Fund
  Class A, B, L or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guar-antor institution such as a domestic bank, savings and loan institution, domes-tic credit union, member bank of the Fed-eral Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant or their financial consultant, Introducing Broker or dealer in the selling group.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a speci-fied period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS
  Overall responsibility for the management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agreements between the Company and the persons and companies that furnish serv-ices to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The SAI contains background information regarding each Director and executive officer of the Company.

 INVESTMENT MANAGER--MMC
  The Fund's investment manager, MMC, is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. MMC was incorporated in March, 1968 under the laws of Delaware and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of
[    ], 1998 in excess of $[   ] billion.

  Subject to the supervision and direction of the Company's Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. For invest-ment management services rendered, the Fund pays the Manager a monthly fee at the annual rate of 0.[ ]% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT
  [     ], Vice President and Investment Officer of the Fund, is the portfolio manager and manages the day-to-day operations of the Fund, including making all investment decisions.

DISTRIBUTION


  CFBDS, Inc. distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring CFBDS, Inc. to take and pay for only such securities as may be sold to the public.

  The Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"), pursuant to which Smith Barney is paid an annual service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class L shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

  On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers and Citicorp. Trav-elers has filed an application to become a bank holding company so that, upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"). The requirements of the Glass-Steagall Act and certain other laws and regulations will then be applicable to Travelers and its subsidiaries. The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the anticipated merger of Travelers and Citicorp and as a consequence of the anticipated applicability of the BHCA and the Glass-Steagall Act, the Fund as retained the services of CFBDS, Inc. as Dis-tributor.

  The Manager does not believe that its compliance with applicable law follow-ing the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of invest-ment advisory services that it currently receives. Smith Barney and the Man-ager believe that the Manager's services under the Management Agreement and the shareholder service activities performed by Smith Barney are not under-writing and are consistent with the Glass-Steagall Act and other relevant fed-eral and state laws. However, there is little controlling precedent regarding the performance of the combination of investment advisory, shareholder servic-ing and administrative activities by subsidiaries of bank holding companies. If Smith Barney and the Manager, or their affiliates, were to be prevented from acting as the manager or a shareholder service agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into four Classes, A, B, L, and Y with a par value of $.001 per share. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privi-leges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will con-sider whether any such conflict exists and, if so, take appropriate action.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's out-standing shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include a list of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household hav-ing multiple accounts with the identical address of record will receive a sin-gle copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's Transfer Agent.

APPENDIX A

  Convertible Securities. Convertible securities are generally preferred secu-rities or fixed-income securities that are convertible into common stock at either a stated price or stated rate. The price of the convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed income stream. For this reason, the convertible security may not decline in price as rapidly as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. The Manager will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. While convertible secu-rities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

  Foreign Securities. In addition to direct investment in securities of foreign issuers, the Fund may also invest in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of a specified amount of currencies of certain of the twelve member states of the European Community. In addition, the Fund may invest in securities denominated in other currency "baskets."

  There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the pos-sible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their mar-kets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropria-tion, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of div-idends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of con-verting foreign currency to U.S. dollars, the payment of fixed brokerage com-missions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign cus-todians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

  Real Estate Investment Trusts ("REITS"). The Fund may invest in REITS, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

  Debt Securities. Debt securities in which the Fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

  All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the Fund's investments in debt securi-ties will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the Fund's debt securities will generally rise. Conversely, during periods of rising interest rates, the value of the Fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. The Fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The Fund's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund's shorter-term securities.

  Money Market Instruments. Short-term instruments in which the Fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institu-tions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group or Prime-2 by Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Company's Board of Directors.

  U.S. Government Securities. The Fund may invest in U.S. Government securi-ties. Generally, these securities include U.S. Treasury obligations and obliga-tions issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded indepen-dently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a pro-portionate interest in underlying U.S. Treasury securities. A zero coupon secu-rity pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market val-ues of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

  Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to mini-mize the risks of investing in repurchase agreements.

  Reverse Repurchase Agreements. In order to generate additional income, the Fund may engage in reverse repurchase agreement transactions with banks, bro-ker-dealers and other financial intermediaries. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will maintain a segregated account consisting of assets determined to be liquid by the Manager that at all times have a value equal to its obligations under reverse repurchase agreements. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expira-tion of the reverse repur-chase agreement. Reverse repurchase agreements involve the risk that the mar-ket value of the securities sold by the Fund may decline below the repurchase price of the securities.

  When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may purchase securities on a when-issued basis, may purchase and sell securi-ties for delayed delivery and may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (forward commit-ments). When-issued transactions, delayed delivery purchases and forward com-mitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Typically, no income accrues on securi-ties the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account.

  Lending of Securities. Consistent with applicable regulatory requirements, the Fund may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Manager. Such loans will usually be made to brokers, dealers and other financial organizations, and would be required to be secured continuously by collateral in cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail finan-cially. Loans will be made to firms deemed by the Manager to be of good stand-ing and will not be made unless, in the judgment of Manager the consideration to be earned from such loans would justify the risk.

  Options on Securities, Securities Indexes and Currencies. The Fund may write
(sell) covered put and call options on securities, securities indexes and cur-rencies ("Options") and purchase put and call Options that are traded on for-eign or U.S. securities exchanges and over the counter. The Fund will write such Options for the purpose of increasing its return and/or protecting the value of its portfolio. In particular, where the Fund writes an Option that expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the Option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the Option may have been written or the increased cost of portfolio securities to be acquired. However, the writing of Options constitutes only a partial hedge, up to the amount of the premium, less any transaction costs. In contrast, if the price of the security underlying the Option moves adversely to the Fund's position, the Option may be exercised and the Fund will be required to purchase or sell the security at a disadvantageous price, resulting in losses that may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call Options on the same security, known as "straddles." Such transactions generate additional premium income but also present increased risk.

  The Fund may purchase put and call Options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the Options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transac-tion costs associated with the Option, although the Fund may be required to forfeit such amounts in the event that the prices of securities underlying the Options do not move in the direction or to the extent anticipated.

  Over-the-counter options in which the Fund may invest differ from traded options in that they are two-party contracts, with price and other terms nego-tiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

  Futures Contracts and Options on Futures Contracts. The Fund may enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in Commodities Futures Trading Commission regula-tions), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liq-uidation value of the Fund's assets.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher invest-ment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

  Among the several risks accompanying the utilization of futures contracts and options on futures contracts are: First, the successful use of futures and options is dependent upon the ability of the Manager to predict correctly move-ments in the stock market or in the direction of interest rates. These predic-tions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the Fund may lose the expected benefit of these futures or options transactions and may incur losses. Second, positions in futures contracts and options on futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or through a linked exchange), and as a result of daily price fluctuations limits there can be no assurance the offsetting trans-action could be entered into at an advantageous price at a particular time. Consequently, the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                 SMITH BARNEY
                                                 -------------------------------
                                                 A Member of TravelersGroup LOGO





                                              SMITH BARNEY SMALL CAP GROWTH FUND

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                   FD       9/98

P R O S P E C T U S

                                                                    SMITH BARNEY
                                                                       Small Cap
                                                                           Value
                                                                            Fund
                                                              SEPTEMBER 30, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO Smith Barney Mutual Funds
     INVESTING FOR YOUR FUTURE.
     EVERY DAY.

PROSPECTUS                                                  SEPTEMBER 30, 1998


Smith Barney
Small Cap Value Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

  Smith Barney Small Cap Value Fund (the "Fund") is a mutual fund that seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in the equity securities of smaller capitalized companies (companies with market capitalizations of 1.4 billion or less at the time of investment).

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Investment Funds Inc. (the "Com-pany"). The Company is an open-end management investment company commonly referred to as a mutual fund.

  The initial subscription period for shares is scheduled to end on [    ],
1998, (the "Subscription Period"). After the expiration of the Subscription Period or a limited continuous offering period, the Fund will suspend the offering of shares to the public. A continuous offering of shares is expected
to commence on or about [    ], 1998. See "Purchase of Shares."

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Shares of the other Funds offered by the Company are described in separate prospectuses that may be obtained by calling the Company at 1-800-451-2010.

  Additional information about the Fund is contained in a Statement of Addi-tional Information, (the "SAI") dated September 30, 1998, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

CFBDS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            11
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             11
-------------------------------------------------
PURCHASE OF SHARES                             13
-------------------------------------------------
EXCHANGE PRIVILEGE                             23
-------------------------------------------------
REDEMPTION OF SHARES                           26
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           28
-------------------------------------------------
PERFORMANCE                                    29
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         29
-------------------------------------------------
DISTRIBUTION                                   30
-------------------------------------------------
ADDITIONAL INFORMATION                         31
-------------------------------------------------
APPENDIX A                                    A-1

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified, management invest-ment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in the equity securities of smaller capitalized companies (companies with mar-ket capitalizations of $[1.6] billion or less at the time of investment). See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00%. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class L shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class L shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, Class L shares which have a lower upfront sales charge but are sub-ject to higher distribution fees than Class A shares, are suitable for invest-ors who are not investing or intending to invest an amount which would receive a substantive sales charge discount and who have a short-term or undetermined time frame.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature and therefore are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in Smith Barney Mutual Funds listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class L shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on certain Class A shares, the Class B and Class L shares is the same as that of an initial sales charge.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class L shares are available as investment alternatives under both of these programs. See "Purchase of Shares--Smith Bar-ney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney during the Initial Subscription Period. During the con-tinuous offering period, shares may also be purchased through a brokerage account maintained with Smith Barney, a broker that clears securities transac-tions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or any other investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Fund's trans-fer agent, First Data Investors Services Group, Inc. ("First Data" or "Transfer Agent"). See "Purchase of Shares." The initial subscription period for shares
is scheduled to end on [    ], 1998, (the "Subscription Period"). After the
expiration of the Subscription Period or a limited continuous offering period, the Fund will suspend the offering of shares to the public. A continuous offer-
ing of shares is expected to commence on or about [    ], 1998. See "Purchase
of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subse-quent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN During the continuous offering period, the Fund offers shareholders a Systematic Investment Plan under which they may autho-rize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC" or the "Manager"), formerly known as Smith Barney Mutual Funds Management Inc., serves as the Fund's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc, ("Holdings") formerly known as Smith Barney Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The value of the Fund's invest-ments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the finan-cial condition and prospects of issuers in which the Fund invests. The Fund may invest in foreign securities, though management intends to limit such investments to 25% of the Fund's assets. Foreign investments may include addi-tional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's estimated operating expenses:

  SMITH BARNEY
  SMALL CAP VALUE FUND                          CLASS A CLASS B CLASS L CLASS Y
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
     (as a percentage of offering price)          5.00%  None    1.00%   None
    Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever is
     lower)                                      None*   5.00%   1.00%   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                              [   %]  [   %]  [   %]  [   %]
    12b-1 fees**                                 0.25    1.00    1.00    None
    Other expenses***                            [   ]   [   ]   [   ]   [   ]
-------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                  [   %]  [   %]  [   %]  [   %]
-------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD").
 *** "Other Expenses" have been estimated based on expenses the Fund expects to incur during its fiscal year ending August 31, 1999.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class L and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. For Class B and Class L shares, Smith Barney receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of each respective Class, consisting of a 0.75% dis-tribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

  SMITH BARNEY
  SMALL CAP VALUE FUND                                          1 YEAR 3 YEARS
------------------------------------------------------------------------------
  An investor would pay the following expenses on a $1,000
  investment, assuming (1) 5.00% annual return and (2) redemp-
  tion at the end of each time period:
    Class A....................................................  [$
    Class B....................................................
    Class L....................................................
    Class Y....................................................            ]
  An investor would pay the following expenses on the same
  investment, assuming the same annual return and no redemp-
  tion:
    Class A....................................................  [$
    Class B....................................................
    Class L....................................................
    Class Y....................................................            ]
------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is long-term growth of capital. This invest-ment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of smaller capital-ized companies (companies with market capitalizations of $1.4 billion or less at the time of investment). Companies whose capitalization falls outside this range after purchase continue to be considered smaller capitalized compa-nies for purposes of the 65% policy. Investments in smaller companies may offer greater opportunities for growth of capital than larger, more estab-lished companies, but may also involve certain risks because smaller capital-ized companies often have limited market or financial resources and may be dependent on one or two people for management. In addition, small capitalized companies may be subject to a limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

  In selecting the Fund's equity investments, the Manager seeks to identify companies that exhibit value attributes. When selecting stocks with value characteristics, the Manager will typically be looking at companies that are perhaps growing more slowly but whose valuation may be below average relative to earnings and/or assets. In addition, the Manager may utilize an active quantitative investment strategy for a portion of the Fund. This portion will provide added diversification and, in addition, will select securities using a proprietary technique that are believed to have a high probability of outperforming their respective industry or sector. In identifying these secu-rities, the Fund's portfolio manager is supported by a quantitatively oriented investment team.

  The Fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. It is the policy of the Fund to be as fully invested in equity securities as practicable at all times. Under certain cir-cumstances, the Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such propor-tions as, in the opinion of management, prevailing market or economic condi-tions warrant.

  Consistent with its investment objective and policies described above, the Fund may invest up to 25% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis; enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; and enter into interest rate futures contracts, stock index futures contracts and related options.

  The different types of securities and investment techniques used by the Fund all involve risks of varying degrees. For example, with respect to common stock, there can be no assurance of capital appreciation, and there is a risk of market decline. With respect to debt securities, including money market instruments, there is the risk that the issuer of a security may not be able to meet its obligation to make scheduled interest or principal payments. See Appendix A for a more complete discussion of certain of these securities and investment techniques and the associated risks.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  Transactions on behalf of the Fund are allocated to various brokers and deal-ers by the Manager in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, brokers and dealers, including Smith Barney, may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms.

  The Fund cannot accurately predict its portfolio turnover rate, but antici-pates that its annual turnover normally will not exceed 150%. An annual turn-over rate of 100% would occur if all of the securities held by the Fund were replaced once during a period of one year. The Manager will not consider turn-over rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies.

  Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders who hold their shares in bro-kerage accounts maintained with Smith Barney Inc. ("Smith Barney") depend on the smooth functioning of their computer systems. Many computer software sys-tems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's cus-todian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that inter-action with other non-complying computer systems will not impair Fund services at that time.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Company's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant or their financial consultant, Introduc-ing Broker or dealer in the selling group. Shareholders whose accounts are held directly by First Data should notify First Data in writing, requesting a change to this reinvest option.

  The per share amounts of dividends from net investment income on Classes B and L may be lower than that of Classes A and Y, mainly as a result of the distribution fees applicable to Class B and L shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of Fund shares (A, B, L and Y).

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders. Please refer to the SAI for further discus-sion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax implications to consid-er. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund will be treated as a separate entity of the Company for Federal Income Tax purposes. The Fund intends to qualify under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup with-holding does not constitute an additional tax, and may be claimed as a credit on the shareholder's federal income tax return.

PURCHASE OF SHARES


 GENERAL
  The Fund currently offers four Classes of shares. Class A shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class L shares are sold to investors with an initial sales charge and are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to invest-ors investing a minimum of $15,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum purchase amount). See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

 INITIAL SUBSCRIPTION PERIOD

  During the Initial Subscription Period, subscriptions for shares must be made through a brokerage account maintained with Smith Barney. Shares of the Fund subscribed for during the Subscription Period for which the Fund accepts purchase orders will be issued and sold by the Fund on the third business day after the end of the Subscription Period (the "Purchase Date"). Also on the Purchase Date, shareholders of other funds of the Smith Barney Mutual Funds will be able to exchange shares of such funds for shares of the Fund. On the Purchase Date, the Fund will issue shares for which it has received and accepted subscriptions and commence operations.

  The Fund is offering its Class A shares to the public at a maximum purchase
price per share of $[   ], which equals the Class A share initial net asset
value per share of $[ ] plus the maximum sales charge set forth below under "Continuous Offerings". The Fund is offering its Class B, Class L and Class Y shares to the public at each Class' respective initial net asset value per
share of $[   ].

  The Fund may in its discretion determine to withdraw the offering without notice for any reason before the end of the Subscription Period. The Fund also reserves the right to refuse any order in whole or in part.

 CONTINUOUS OFFERINGS

  The Fund will suspend the offering of shares to the public immediately after the expiration of the Subscription Period or within three weeks thereafter. During the three-week period, the Fund will commence a limited continuous offering of shares to the public. Once the Fund suspends the offering of shares to the public (the "Closing Period"), it is expected to do so for 30 days. This period may be lengthened or shortened in the absolute discretion of the Fund. During the Closing Period, the Fund will invest the proceeds from its Subscription Period and its continuous offering, if any, and existing shareholders of the Fund may request redemptions, purchase additional shares and exchange shares of the Fund for shares of certain other funds of the Smith Barney Mutual Funds. See "Exchange Privilege." Immediately after the expira-tion of the Closing Period, the Fund expects to commence a continuous offering of shares.

  During the continuous offering, shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through an Introducing Broker or any other investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class L shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subse-quent investment requirement for all Classes is $25. For shareholders purchas-ing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares purchased by employees of Travelers and its subsidiaries, including Smith Barney, Direc-tors or Trustees of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent. Share certificates are issued only upon a share-holder's written request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized, through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------      DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $ 25,000          5.00%          5.26%             4.50%
  $ 25,000 -  49,999          4.00           4.17              3.60
    50,000 -  99,999          3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000   and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS
  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and of any of the Smith Barney Mutual Funds or other Travelers affiliated funds (including retired Board mem-bers and employees); the immediate families of such persons (including the sur-viving spouse of a deceased Board Member or employee); and to a pension, prof-it-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such com-pany with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Con-sultant (for a period up to 90 days from the commencement of the Financial Con-sultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) pur-chases by shareholders who have redeemed Class A shares in the Fund or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge, and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemp-tion; (e) purchases by accounts managed by registered investment advisory sub-sidiaries of Travelers; (f) direct rollovers by plan participants of distribu-tions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity con-tracts; (h) purchases by investors participating in a Smith Barney fee-based arrangement; and (i) purchases of Class A shares by Section 403(b) or 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of the Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain require-ments. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursu-ant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its pub-lications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen (13) months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at the net asset value next determined without an ini-tial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. CDSC Shares are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Pur-chase Arrangements--Class B Shares Conversion Feature." The length of time that CDSC Shares acquired through an exchange have been held will be calcu-lated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemp-tion. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her invest-ment. Assuming at the time of the redemption the net asset value had appreci-ated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were estab-lished prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the Fund with any invest-ment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  Each Fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class L Shares. Class L shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program that has not previ-ously qualified for an exchange into Class A shares will be offered the oppor-tunity to exchange all of its Class L shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the Par-ticipating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Fund but instead may acquire Class A shares of the Fund. Any Class L shares not converted will continue to be sub-ject to the distribution fee.

  Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME

  Growth Funds
    Concert Peachtree Growth Fund
    Concert Social Awareness Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Balanced Fund
    Smith Barney Contrarian Fund
    Smith Barney Convertible Fund
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Large Cap Blend Fund
    Smith Barney Large Capitalization Growth Fund
    Smith Barney Mid Cap Blend Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Premium Total Return Fund
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Small Cap Growth Fund
    Smith Barney Special Equities Fund

  Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    +++Smith Barney Funds, Inc.--Short-Term High Grade Bond Fund
    Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.

    Smith Barney Massachusetts Municipals Fund
    Smith Barney Municipal High Income Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

  Global-International Funds
    Smith Barney Hansberger Global Small Cap Value Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio Smith Barney Concert Allocation Series Inc.--Global Portfolio
    Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------
  * Available for exchange with Class A, Class L and Class Y shares of the
    Fund.
 ** Available for exchange with Class A and Class B shares of the Fund. ***Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class L shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class L shares of the Fund through the Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class L shares of this Fund.
+++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

  Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

  A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trad-ing on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), in extraordi-nary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the share-holder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Small Cap Value Fund
  Class A, B, L or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guar-antor institution such as a domestic bank, savings and loan institution, domes-tic credit union, member bank of the Fed-eral Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant or their financial consultant, Introducing Broker or dealer in the selling group.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a speci-fied period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for the management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agreements between the Company and the persons and companies that furnish serv-ices to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The SAI contains background information regarding each Director and executive officer of the Company.

 INVESTMENT MANAGER--MMC

  The Fund's investment manager, MMC, is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. MMC was incorporated in March, 1968 under the laws of Delaware and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of
[    ], 1998 in excess of $[  ] billion.

  Subject to the supervision and direction of the Company's Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. For invest-ment management services rendered, the Fund pays the Manager a monthly fee at the annual rate of 0.[ ]% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  [     ], Vice President and Investment Officer of the Fund, is the portfolio manager and manages the day-to-day operations of the Fund, including making all investment decisions.

DISTRIBUTION


  CFBDS, Inc. distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring CFBDS, Inc. to take and pay for only such securities as may be sold to the public.

  The Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"), pursuant to which Smith Barney is paid an annual service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class L shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Direc-tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

  On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers and Citicorp. Travel-ers has filed an application to become a bank holding company so that, upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"). The requirements of the Glass-Steagall Act and certain other laws and regulations will then be applicable to Travelers and its subsidiaries. The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the anticipated merger of Travelers and Citicorp and as a consequence of the anticipated applicability of the BHCA and the Glass-Steagall Act, the Fund has retained the services of CFBDS, Inc. as Dis-tributor.

  The Manager does not believe that its compliance with applicable law follow-ing the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives. Smith Barney and the Manager believe that the Manager's services under the Management Agreement and the shareholder service activities performed by Smith Barney are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, their is little controlling precedent regarding the per-formance of the combination of investment advisory, shareholder servicing and administrative activities by subsidiaries of bank holding companies. If Smith Barney and the Manager, or their affiliates, were to be prevented from acting as the manager or a shareholder service agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occur-rence.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into four Classes, A, B, L and Y, with a par value of $.001 per share. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on maters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the inter-ests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflicts exists and, if so, take appro-priate action.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Company's out-standing shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for sharehold-ers vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include a list of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household hav-ing multiple accounts with the identical address of record will receive a sin-gle copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Fund's Transfer Agent.

APPENDIX A

  Convertible Securities. Convertible securities are generally preferred secu-rities or fixed-income securities that are convertible into common stock at either a stated price or stated rate. The price of the convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed income stream. For this reason, the convertible security may not decline in price as rapidly as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. The Manager will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. While convertible secu-rities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

  Foreign Securities. In addition to direct investment in securities of foreign issuers, the Fund may also invest in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of a speci-fied amount of currencies of certain of the twelve member states of the Euro-pean Community. In addition, the Fund may invest in securities denominated in other currency "baskets."

  There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the pos-sible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their mar-kets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropria-tion, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of div-idends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of con-verting foreign currency to U.S. dollars, the payment of fixed brokerage com-missions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign cus-todians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

  Real Estate Investment Trusts ("REITS"). The Fund may invest in REITS, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REIT's manager. REITs are also subject to risks generally associated with investments in real estate. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

  Debt Securities. Debt securities in which the Fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

  All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the Fund's investments in debt securi-ties will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the Fund's debt securities will generally rise. Conversely, during periods of rising interest rates, the value of the Fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. The Fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The Fund's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund's shorter-term securities.

  Money Market Instruments. Short-term instruments in which the Fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institu-tions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group or Prime-2 by Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Company's Board of Directors.

  U.S. Government Securities. The Fund may invest in U.S. Government securi-ties. Generally, these securities include U.S. Treasury obligations and obliga-tions issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded indepen-dently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a pro-portionate interest in underlying U.S. Treasury securities. A zero coupon secu-rity pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market val-ues of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

  Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to mini-mize the risks of investing in repurchase agreements.

  Reverse Repurchase Agreements. In order to generate additional income, the Fund may engage in reverse repurchase agreement transactions with banks, bro-ker-dealers and other financial intermediaries. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will maintain a segregated account consisting of assets determined to be liquid by the Manager that at all times have a value equal to its obligations under reverse repurchase agreements. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expira-tion of the reverse repur-chase agreement. Reverse repurchase agreements involve the risk that the mar-ket value of the securities sold by the Fund may decline below the repurchase price of the securities.

  When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may purchase securities on a when-issued basis, may purchase and sell securi-ties for delayed delivery and may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (forward commit-ments). When-issued transactions, delayed delivery purchases and forward com-mitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Typically, no income accrues on securi-ties the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account.

  Lending of Securities. Consistent with applicable regulatory requirements, the Fund may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Manager. Such loans will usually be made to brokers, dealers and other financial organizations, and would be required to be secured continuously by collateral in cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail finan-cially. Loans will be made to firms deemed by the Manager to be of good stand-ing and will not be made unless, in the judgment of Manager the consideration to be earned from such loans would justify the risk.

  Options on Securities, Securities Indexes and Currencies. The Fund may write
(sell) covered put and call options on securities, securities indexes and cur-rencies ("Options") and purchase put and call Options that are traded on for-eign or U.S. securities exchanges and over the counter. The Fund will write such Options for the purpose of increasing its return and/or protecting the value of its portfolio. In particular, where the Fund writes an Option that expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the Option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the Option may have been written or the increased cost of portfolio securities to be acquired. However, the writing of Options constitutes only a partial hedge, up to the amount of the premium, less any transaction costs. In contrast, if the price of the security underlying the Option moves adversely to the Fund's position, the Option may be exercised and the Fund will be required to purchase or sell the security at a disadvantageous price, resulting in losses that may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call Options on the same security, known as "straddles." Such transactions generate additional premium income but also present increased risk.

  The Fund may purchase put and call Options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the Options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transac-tion costs associated with the Option, although the Fund may be required to forfeit such amounts in the event that the prices of securities underlying the Options do not move in the direction or to the extent anticipated.

  Over-the-counter options in which the Fund may invest differ from traded options in that they are two-party contracts, with price and other terms nego-tiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

  Futures Contracts and Options on Futures Contracts. The Fund may enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in Commodities Futures Trading Commission regula-tions), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liq-uidation value of the Fund's assets.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher invest-ment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

  Among the several risks accompanying the utilization of futures contracts and options on futures contracts are: First, the successful use of futures and options is dependent upon the ability of the Manager to predict correctly move-ments in the stock market or in the direction of interest rates. These predic-tions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the Fund may lose the expected benefit of these futures or options transactions and may incur losses. Second, positions in futures contracts and options on futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or through a linked exchange), and as a result of daily price fluctuations limits there can be no assurance the offsetting trans-action could be entered into at an advantageous price at a particular time. Consequently, the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

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




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




                                              SMITH BARNEY
                                              -------------------------------
                                              A Member of TravelersGroup LOGO










                                                                 SMITH BARNEY
                                                                    SMALL CAP
                                                                        VALUE
                                                                         FUND


                                                         388 Greenwich Street
                                                     New York, New York 10013


                                                                FD       9/98




PART B

Smith Barney
Small Cap Growth Fund
Small Cap Value Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

Statement of Additional
Information
September 30, 1998

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses of Smith Barney Small Cap
Growth Fund and Smith Barney Small Cap Value Fund
(collectively referred to as "Funds" and each individually as a "Fund") dated September 30, 1998, as amended or supplemented from time to time, and should be read in conjunction with each Fund's
Prospectus. Each Fund is a series of Smith Barney
Investment Funds Inc. (the "Company"). Each Fund's
Prospectus may be obtained from a Smith Barney
Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above.
This SAI, although not in itself a prospectus, is incorporated by reference into each Prospectus in its entirety.

CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and this SAI, except where shown below:

Management of the Funds 	1
Investment Objective and Management Policies 	4
Purchase of Shares 	14
Redemption of Shares 	15
Distributor 	16
Valuation of Shares 	17
Exchange Privilege	17
Performance Data (See in the Prospectus
"Performance") 	18
Taxes (See in the Prospectus "Dividends,
Distributions and Taxes") 	19
Additional Information 	20

MANAGEMENT OF THE FUNDS

The executive officers of the Funds are employees of certain of the organizations that provide services to the Fund. These organizations are the following:

CFBDS, Inc. ("CFBDS" or the "Distributor") 	Distributor
Mutual Management Corp. ("MMC" or the "Manager") 	Investment Manager
PNC Bank, National Association ("PNC" or the
"Custodian") 	Custodian
First Data Investor Services Group, Inc.,
("First Data" or the "Transfer Agent") 	Transfer Agent

These organizations and the functions they perform for the Funds are discussed in the Prospectuses and in this
SAI.


Directors and Executive Officers of the Funds

The Directors and executive officers of the Funds, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment
Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.


Paul R. Ades, Director (Age 57). Partner in the law firm of Murov & Ades. His address is 272 South
Wellwood Avenue, P.O. Box  504, Lindenhurst, New York
11757.

Herbert Barg, Director (Age 74). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

Dwight B. Crane, Director (Age 60). Professor,
Graduate School of Business Administration, Harvard
University. His address is Graduate School of Business
Administration, Harvard University, Boston,
Massachusetts 02163.

Frank G. Hubbard, Director (Age 62).  Vice President,
S&S Industries; Former Corporate Vice President,
Materials Management and Marketing Services of Huls
America, Inc.  His address is 80 Centennial Avenue
P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 65). Managing
Director of Smith Barney and Chairman of the Board of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of
Shearson Lehman Brothers Inc.; Vice Chairman of
Shearson Asset Management; a Director of PanAgora
Asset Management, Inc. and PanAgora Asset Management
Limited. Mr. McLendon is a director of 58 investment companies associated with Salomon Smith Barney
Holdings Inc..  His address is 388 Greenwich Street,
New York, New York 10013.

Jerome Miller, Director (Age 60).  Retired, Former
President, Asset Management Group of Shearson Lehman
Brothers.  His address is 27 Hemlock Road, Manhasset,
New York, NY  11030.

Ken Miller, Director (Age 56). President of Young
Stuff Apparel Group, Inc.  His address is 1411
Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 41). Managing Director of Smith Barney, Chief
Financial Officer of the Smith Barney Mutual Funds;
Director and Senior Vice President of MMC and TIA. His address is 388 Greenwich Street, New York, New York
10013.

Christina T. Sydor, Secretary (Age 47). Managing
Director of Smith Barney; General Counsel and
Secretary of MMC and TIA. Her address is 388 Greenwich
Street, New York, New York 10013.


No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $16,000 per annum plus $2,500 per meeting attended and reimburses travel and out-of-pocket expenses. During the fiscal year ended December 31, 1997 such expenses totaled $10,097.
For the fiscal year ended December 31,
1997, the Directors of the Company were paid the following compensation:





Name of Person

Aggregate
Compensation
from Fund
Total Pension
or Retirement
Benefits
Accrued as
part of Fund
Expenses
Compensation
from Fund and
Fund Complex
Paid to
Directors
Number of
Funds for
Which
Director
Serves Within
Fund Complex





Paul R. Ades
$0
$0
$49,000
5
Herbert Barg
0
0
101,600
16
Dwight B. Crane
0
0
133,850
22
Frank G. Hubbard
0
0
52,000
5
Heath B. McLendon
0
0
0
58
Jerome Miller
0
0
12,400
5
Ken Miller
0
0
52,000
5

Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended.


Investment Manager - MMC

MMC serves as investment manager to the Fund pursuant to an investment management agreement (the
"Investment Management Agreement") with the Company which was approved by the Board of Directors, including a majority of Directors who are not "interested persons" of the Company or the Manager.
The Manager is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Travelers Group
Inc. ("Travelers"). The services provided by the Manager under the Investment Management Agreement are described in the prospectus under "Management of the Company and the Fund." The Manager pays the salary of any officer and employee who is employed by both it and the Company. The Manager bears all expenses in connection with the performance of its services.

As compensation for investment management services, the Fund pays the Manager a fee computed daily and paid monthly at the annual rate of _______% of the Fund's average daily net assets.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Company. The Directors who are not "interested persons" of the Fund have selected Stroock & Stroock
& Lavan LLP to serve as their legal counsel.

KPMG Peat Marwick LLP, independent accountants, 345
Park Avenue, New York, New York 10154, serve as auditors of the Company and will render an opinion on the Company's financial statements annually beginning with the fiscal period ending August 31, 1999.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

Each Prospectus discusses each respective Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Foreign Securities and American Depository Receipts

Each Fund has the authority to invest up to 25% of its assets in foreign securities (including European
Depository Receipts ("EDRs") and Global Depository
Receipts ("GDRs")) and American Depository Receipts
("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United
States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Each Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

Lending of Portfolio Securities

Consistent with applicable regulatory requirements, each Fund may lend securities from its portfolio to brokers, dealers and other financial organizations.
Each Fund may not lend its portfolio securities to the Investment Adviser or the Administrator or their affiliates unless they have applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

In lending its portfolio securities, the Funds can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Funds' portfolio securities are loaned:
(a) the Funds must receive at least 100% cash collateral or equivalent securities from the borrower;
(b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Funds must be able to terminate the loan at any time; (d) the Funds must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Funds may pay only reasonable custodian fees in connection with the loan;
and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Company's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Investment Adviser to be of good standing and will not be made unless, in the judgment of the Investment
Adviser, the consideration to be earned from such loans would justify the risk. From time to time, the Funds may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or (b) a third party, which is unaffiliated with the Funds, the Investment
Adviser or Administrator and which is acting as a "finder."

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The
Funds will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended, reverse repurchase agreements may be considered borrowing by the seller.

Reverse repurchase agreements create opportunities for increased returns to the shareholders of the Funds but, at the same time, create special risk considerations. Although the principal or stated value of such borrowings will be fixed, the Funds' assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if this type of leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the Fund will be less than if the reverse repurchase agreement had not been used.

Each Fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

When-Issued Securities and Delayed Delivery
Transactions

In order to secure what the Manager considers to be an advantageous price or yield, each Fund may purchase
U.S. government securities on a when-issued basis or purchase or sell U.S. government securities for delayed delivery. The Funds will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the Fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S.
government securities tend to appreciate when interest rates decline and depreciate when interest rates rise.
Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S.
government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

A Fund will at times maintain in a segregated account at PNC cash or liquid securities equal to the amount of the Fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the account may have a leveraging effect on the Fund's assets. That is, to the extent that the Fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the Fund will meet its obligations from then available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the Fund's payment obligations).

Money Market Instruments

As stated in the Prospectus, the Funds may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Funds may invest include: U.S. government securities;
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal
Reserve System and to be insured by the Federal
Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC
(although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve
System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, MMC will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings
Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Options, Futures and Currency Strategies

The Funds may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Funds.
There can be no assurance that such efforts will succeed.

In order to assure that the Funds will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity
Futures Trading Commission ("CFTC") require that the
Funds enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The
Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the investment adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the investment adviser expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the investment adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency inwhich portfolio securities of the Fund are denominated ("cross hedging"). The Funds' custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate account of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, the Funds may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the investment adviser intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The Funds may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:
dependence on the investment adviser's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended
(the "Code"). See "Dividends, Distributions and
Taxes."

Options on Securities

As discussed more generally above, the Funds may engage in the writing of covered call options. The
Funds may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Funds will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money,"
"at-the-money" and "out-of-the-money,"
respectively.

The Funds may write (a) in-the-money call options when
MMC expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when MMC expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when MMC expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Funds as the writer of an option continues, the Funds may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Funds can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing
Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Funds generally will purchase or write only those options for which MMC believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of MMC and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of a Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which a Fund must make delivery in accordance with an exercise notice.
In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk because a Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although MMC will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options

As described generally above, a Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.
Some stock index options are based on a broad market index such as the New York Stock Exchange Composite
Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's
100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment
Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with pric movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to MMC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts

As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if a Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against a Fund's not participating in a market advance. A Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index
(known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract.
Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when a Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with a Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates.
These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.


Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions I through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of a Fund, defined as the lesser of
(a) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of a Fund's outstanding shares.
The remaining restrictions may be changed by the Fund's Board of Directors at any time. In accordance with these restrictions, the Fund will not:

	1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940
Act and the rules, regulations and orders thereunder.

	2. Issue "senior securities" as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and
(c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.


	7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9. Invest in oil, gas or other mineral
exploration or development programs.

	10. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	11. Invest for the purpose of exercising control of management.

	12. Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Funds would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Turnover

While the Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by the Manager, subject to the overall review of the Company's Board of Directors. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Manager, investments of the type that the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. The Company has paid no brokerage commissions since its commencement of operations.

Allocation of transactions on behalf of the Funds, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed fair and reasonable to the Fund's shareholders. The primary considerations of the Manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the Manager may receive orders for portfolio transactions by a Fund.
Information so received is in addition to, and not in lieu of, services required to be performed by the Manager, and the fees of the Manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the Manager in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Fund.

The Funds will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the Funds may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Investment Adviser, investments of the kind made by the Fund also may be made by those other accounts. When the Funds and one or more accounts managed by the Investment Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment
Adviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges described in the Prospectus apply to purchases of shares of a Fund made by any "purchaser," which term is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code;
or (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedules in the Prospectus, apply to any purchase of shares of a Fund by any "purchaser" (as defined above). The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Company reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

Each Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge
("CDSC"), however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each Fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of a Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed
(other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Smith Barney Financial Consultant.
Applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact a Financial Consultant.


DISTRIBUTOR

CFBDS, Inc. serves as the Company's distributor on a best efforts basis pursuant to a written agreement
(the Distribution Agreement"), which was approved by the Company's Board of Directors.


Distribution Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class
L shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class
L shares primarily intended to compensate Smith Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares.
The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Company in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's
Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual Funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another
Smith Barney Mutual Fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of CDSC applicability, Class L shares of the Fund exchanged for Class C shares of another Smith
Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision.
This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith
Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Company may quote a Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial
payment of $ 1,000.
			T	=	average annual total
return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value
of a hypothetical $1,000 investment made
					at the beginning of a
1-, 5- or 10-year period at the end of the 1-, 5- or
					10-year period (or
fractional portion thereof), assuming reinvestment
					of all dividends and
distributions.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

	ERV-P
	P

	Where:	P	=	a hypothetical initial
payment of $10,000.
			ERV	=	Ending Redeemable Value
of a hypothetical $ 10,000 investment made
					at the beginning of a
l-, 5- or 10-year period at the end of the 1-, 5- or
					10-year period (or
fractional portion thereof), assuming reinvestment
					of all dividends and
distributions.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Company intends to qualify each year as a regulated investment company under the Code. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short term capital gains, if any, are distributed to its shareholders.

As described above, the Fund may invest in futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Fund and, thus, will affect the amount of capital gains distributed to the Fund's shareholder.

For federal income tax purposes, gain or loss on the futures and options described above (collectively referred to as "Section 1256 Contracts") would, as a general rule, be taxed pursuant to a special
"mark-to-market system." Under the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on Section
1256 Contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and as a result, the mark-to market will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both
Section 1256 and offsetting positions in those contracts, then the Fund may not be able to receive the benefit of certain realized losses for an indeterminate period of time. The Fund expects that its activities with respect to Section 1256 Contracts and offsetting position in those Contracts (1) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (2) will permit it to use substantially all of its losses for the fiscal years in which the losses actually occur.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if a Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.

Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes. Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund.
If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series Inc. The
Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994,
to SLH Investment Portfolios Inc., Smith Barney
Shearson Investment Funds Inc., and Smith Barney
Investment Funds, Inc., respectively.

PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, serves as the custodian of the Funds. Under its agreement with the Company on behalf of the Funds, PNC Bank holds each Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as the Company's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Company, handles certain communications between shareholders and the Company and distributes dividends and distributions payable by the Company. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month and is reimbursed for out-of-pocket expenses.


					Smith Barney

					Small Cap Growth Fund
Small Cap Value Fund





Statement of





Additional Information















































September 30, 1998

Smith Barney
Small Cap Growth Fund
Small Cap Value Fund
388 Greenwich Street
New York, New York 100 13

SMITH BARNEY
A Member of Travelers Group
SMCPSAIe
1


PART C Item 24. Financial Statements and Exhibits  a)	Financial Statements:

		Included in Part A:



		Included in Part B:

The Registrant's Annual Reports for series whose fiscal year ended December 31, 1997 and the Report of Independent Auditors dated
February 10, 1998 are incorporated by reference to the Definitive 30b2-1 filed on March 10, 1998 as Accession #0000091155-98-157.

The Registrant's Annual Reports for series whose fiscal year ended
April 30, 1998 and the Report of Independent Auditors dated June 12, 1998 are incorporated by reference to the Definitive 30b2-1 filed on July 9,1998 as Accession #0000091155-98-444.

(b) Exhibits All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(1) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles of Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 dated October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998. Articles of Amendment dated June 1, 1998 are filed herewith.

(2) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(3) Not Applicable.

(4) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(5) (a) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

    (b) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995.

    (c) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

    (d) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

    (e)Form of Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. are filed herewith.

(6) (a) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

     (b) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

     (c) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is filed herewith.

(7) Not Applicable.

8 (a) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

   (b) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

9 (a)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

   (b)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(10)  Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(11)  To be filed by amendment.

(12) Not Applicable

(13)  Not Applicable

(14)  Not Applicable

(15) (a) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Invest Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37.

    (b) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

    (c) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

    (d) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is filed herewith.

(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 22 as filed on May 1,
1989.

(17) Not Applicable

(18) Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.42 to Registration Statement dated January 10, 1996.

Item 25 Persons Controlled by or Under Common Control with Registrant

None.



Item 26.	Title of Class	Number of Record Holders

Smith Barney
Investment Grade Fund
 		Class A			12,970
		Class B			12,631
		Class C			508
		Class Y			4

Smith Barney
Government Securities Fund
		Class A			21,658
		Class B			6,124
		Class C			151
		Class Y			11

Smith Barney
Contrarian Fund
		Class A			15,981
		Class B			40,226
		Class C			4,967
		Class Y			8
		Class Z			1

Smith Barney
Special Equities Fund
		Class A			21,000
		Class B			30,564
		Class C			2,138
		Class Y			6
		Class Z			1

Concert
Peachtree Growth Fund
		Class A			123
		Class B			224
		Class C			31
		Class Y			7

Smith Barney Hansberger Global Small Cap
Value Fund
		Class A			625
		Class B			1,540
		Class C			428
		Class Y			3

Smith Barney Hansberger Global Value Fund
		Class A			2,130
		Class B			4,910
		Class C			1,260
		Class Y			9





Item  27.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 28(a).  Business and Other Connections of
Investment Adviser

Investment Adviser -Mutual Management Corp.("MMC") formerly Smith Barney Mutual Funds Management Inc.

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").The list required by this
Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 29.	Principal Underwriters

(a) CFBDS, Inc. the Registrant's Distributor effective on or about ______, 1998, is also the distributor for CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200,
CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. will become the distributor effective
_______, 1998 for the following Smith Barney Mutual Fund registrants:
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street Series Fund
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands
Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda).

The information required by this Item 29 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 30.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

Item 31. Management Services

	Not Applicable.

Item 32. Undertakings

(a) Not applicable

(b) Not applicable

(c) The Registrant hereby undertakes to furnish to each person to whom a prospectus of any series of the Registrant is delivered a copy of the Registrant's latest annual report, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 16th day of July, 1998.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		7/16/98
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			7/16/98
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			7/16/98
Paul R. Ades

/s/ Herbert Barg*	 		Director			7/16/98
Herbert Barg

/s/ Dwight B. Crane*		Director			7/16/98
Dwight B. Crane

/s/ Frank Hubbard*		Director			7/16/98
Frank Hubbard

 /s/ Jerome Miller*		Director			7/16/98
Jerome Miller

/s/ Ken Miller*			Director			7/16/98
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit


1                       Articles of Amendment

5(e)                    Form of Investment Management Agreements

6(c)                    Form of Distribution Agreement

15(d)				Form of  Amended and Restated Shareholder Services
                        and Distribution Plan pursuant to Rule 12b-1